Equity Incentive Plan (Details 1) - Stock Option	12 Months Ended
Dec. 31, 2021 $ / shares
Grant Date Fair Value	$ 4.87
Risk-free Interest Rate	0.92%
Dividend Yield	0.00%
Expected Life In Years	5.7
Expected Volatility	122.00%